Redeemable Noncontrolling Interest and Equity (Details) - Schedule of Capital Stock - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Capital Stock [Line Items]
Preferred Stock, Par Value (in Dollars per share)		$ 0.0001
Preferred Stock, Authorized		1,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Total shares, Authorized	410,000,000
Total shares, Issued	41,756,964
Total shares, Outstanding	41,756,964
Class A Common Stock [Member]
Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Authorized	300,000,000	250,000,000
Common Stock, Issued	5,026,964	5,619,077	0
Common Stock, Outstanding	50,269,674
Total shares, Issued		225,174
Class V Common Stock [Member]
Schedule of Capital Stock [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001
Common Stock, Authorized	100,000,000
Common Stock, Issued	35,230,000
Common Stock, Outstanding	35,230,000
Class A Preferred Stock [Member]
Schedule of Capital Stock [Line Items]
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001
Preferred Stock, Authorized	1,500,000
Preferred Stock, Issued	1,500,000
Preferred Stock, Outstanding	1,500,000